Investments - Summary of Long -Term Investments (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Jul. 30, 2024 USD ($)	Jul. 16, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Long-term investments	$ 49,216			$ 57,735
Market value contributed into KPM Growth Fund II		$ 13,200
Participation of KMP Growth Fund II in Startse Informações e Sistemas S/A	24.42%
Participation in Igah Ventures IV	39.00%
Participation in Liqi Digital Assets	7.20%
Bottom of range
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Ownership interest on long-term investments (in percent)	0.00005			0.00005
Top of range
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Ownership interest on long-term investments (in percent)	0.0978			0.0578
Patria Growth Capital Fund I Fundo de Investimento em Participações Multiestratégia
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Long-term investments	$ 0			$ 18,707
Lavoro Agro Limited
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Long-term investments	$ 11,337			20,166
Purchase of stock, price per share (USD per share) | $ / shares	$ 3.50
Consideration payable on acquisition	$ 8,200
Performance fees	15,500
Performance fees receivable	$ 12,300			3,500
Lavoro Agro Limited | Bottom of range | Forecast
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Purchase of stock, price per share (USD per share) | $ / shares	$ 3.50
Lavoro Agro Limited | Top of range | Forecast
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Purchase of stock, price per share (USD per share) | $ / shares	$ 10
KMP Growth Fund II (Cayman), LP (“KMP Growth Fund II”)
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Long-term investments	$ 20,525			$ 8,917
Ownership interest on long-term investments (in percent)	0.46			0.24
Lavoro Agro Fi Nas Cadeias Produtivas Agroindustriais Fiagro Direitos Creditorios
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Long-term investments	$ 1,246			$ 2,139
Ownership interest on long-term investments (in percent)	0.0562			0.0578
Patria Infra Energia Core FIP EM Infraestrutura [Member]
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Long-term investments	$ 1,309			$ 4,088
Patria Infrastructure Fund V, L.P. [Member]
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Long-term investments	8,479			0
Simba Fundo De Investimento Multimercado [Member]
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Long-term investments	0			1,038
Igah Ventures IV [Member]
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Long-term investments	819			136
Investments, Other [Member]
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Long-term investments	$ 5,501			$ 2,544
Investments, Other [Member] | Nexus [Member]
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Long-term investments			$ 2,200
Dr. Consulta Clinica Medica Ltda | KMP Growth Fund II (Cayman), LP (“KMP Growth Fund II”)
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Ownership interest on long-term investments (in percent)	0.1032			0.095
Zenkluh Servicos Ltda | KMP Growth Fund II (Cayman), LP (“KMP Growth Fund II”)
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Ownership interest on long-term investments (in percent)	0.0544			0.2823
Consorciei Participacoes SA | KMP Growth Fund II (Cayman), LP (“KMP Growth Fund II”)
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Ownership interest on long-term investments (in percent)	0.2235			0.2235